Morgan, Lewis & Bockius LLP
				One Federal Street
                           Boston, Massachusetts 02110

February 5, 2016


VIA ELECTRONIC TRANSMISSION
---------------------------
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


Re:     Pioneer Bond Fund
        Registration Statement on Form N-14
        (File No. 333-208696)

Ladies and Gentlemen:

     On behalf of our client, Pioneer Bond Fund (the "Registrant"), a Delaware statutory trust, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), that the forms of information statement/prospectus and statement of additional information relating to a proposed reorganization of Pioneer Government Income Fund, a series of Pioneer Series Trust IV, into Pioneer Bond Fund, that would have been filed by the Registrant pursuant to Rule 497 under the Securities Act upon the effectiveness of Post-Effective Amendment No. 1 (the "Amendment") to the combined information statement and registration statement on Form N-14 of the Registrant (the "Registration Statement") would not have differed from those contained in the Amendment. The Amendment, which was filed electronically with the Commission on February 1, 2016, (SEC Accession No. 0000276776-16-000128), is the most recent amendment to the Registration Statement.

     Please call Toby R. Serkin at (617) 951-8760 or the undersigned at
(617) 951-8458 or with any comments or questions relating to the filing.


Sincerely,

/s/ Jeremy B. Kantrowitz
------------------------
Jeremy B. Kantrowitz